GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.6%
Advertising(a)(b) – 0.1%
Clear Channel Outdoor Holdings, Inc.
$3,210,000	7.875%		04/01/30	$ 3,322,222

Aerospace & Defense(a) – 1.0%
Boeing Co.
1,875,000	3.450		11/01/28	1,763,456
3,432,000	5.150		05/01/30	3,410,138
1,652,000	5.805		05/01/50	1,556,746
Bombardier, Inc.(b)
4,340,000	7.000		06/01/32	4,429,751
Spirit AeroSystems, Inc.(b)
2,850,000	9.750		11/15/30	3,155,748
TransDigm, Inc.
2,050,000	6.750	(b)	08/15/28	2,086,531
6,895,000	4.625		01/15/29	6,526,394
2,246,000	4.875		05/01/29	2,131,656
100,000	7.125	(b)	12/01/31	103,371

				25,163,791

Agriculture(a) – 0.2%
BAT Capital Corp.
7,000,000	4.390		08/15/37	6,052,340

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
1,717,000	5.750		04/20/29	1,712,484
Delta Air Lines, Inc.(a)
3,600,000	7.375		01/15/26	3,674,520
Latam Airlines Group SA(a)(b)
440,000	7.875		04/15/30	442,200
OneSky Flight LLC(a)(b)
2,500,000	8.875		12/15/29	2,560,275
United Airlines, Inc.(a)(b)
2,080,000	4.625		04/15/29	1,997,653
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
2,389,000	7.875		05/01/27	2,389,788
2,492,000	9.500		06/01/28	2,560,057

				15,336,977

Apparel(a)(b) – 0.2%
Champ Acquisition Corp.
3,865,000	8.375		12/01/31	4,025,397

Auto Parts & Equipment(a) – 0.0%
Tupy Overseas SA
200,000	4.500		02/16/31	170,420

Automotive(a) – 1.1%
Adient Global Holdings Ltd.(b)
2,000,000	7.000		04/15/28	2,040,900
Clarios Global LP/Clarios U.S. Finance Co.(b)
1,850,000	8.500		05/15/27	1,859,398
2,630,000	6.750		02/15/30	2,671,054
Dana, Inc.
2,075,000	4.250		09/01/30	1,969,341

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Dealer Tire LLC/DT Issuer LLC(b)
	$4,507,000	8.000%		02/01/28	$ 4,481,355
Ford Motor Credit Co. LLC
	210,000	3.375		11/13/25	207,232
General Motors Financial Co., Inc.
	1,975,000	5.650		01/17/29	2,004,724
	4,100,000	3.100		01/12/32	3,514,397
Hyundai Capital America(b)
	4,050,000	5.700		06/26/30	4,121,483
Phinia, Inc.(b)
	4,284,000	6.750		04/15/29	4,403,095
	935,000	6.625		10/15/32	938,030

					28,211,009

Banks – 5.4%
Absa Group Ltd. (a)(c) (5 yr. CMT + 5.411%)
	960,000	6.375		05/27/26	948,000
Access Bank PLC(b)
	900,000	6.125		09/21/26	874,206
Akbank TAS(a)(c) (5 yr. CMT + 5.270%)
	490,000	9.369		03/14/29	506,538
Alfa Bank AO Via Alfa Bond Issuance PLC(a)(c)(d) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA(a)(c) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	650,000	8.875		04/27/27	709,712
Banco Continental SAECA (a)
	$1,210,000	2.750		12/10/25	1,176,725
Banco Davivienda SA(a)(c)
(10 yr. CMT + 5.097%)
	420,000	6.650	(b)	04/22/31	374,976
	200,000	6.650		04/22/31	178,560
Banco de Bogota SA
	740,000	6.250		05/12/26	740,925
Banco de Credito del Peru SA(a)(b)
	650,000	5.850		01/11/29	661,297
Banco del Estado de Chile(a)(b)(c) (5 yr. CMT + 3.228%)
	600,000	7.950		05/02/29	618,900
Banco do Brasil SA(a)(c) (10 yr. CMT + 4.398%)
	340,000	8.748		04/15/25	342,230
Banco Industrial SA(a)(b)(c) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	910,823
Banco Internacional del Peru SAA Interbank(a)(c) (5 yr. CMT + 3.711%)
	790,000	4.000		07/08/30	779,675
Banco Mercantil del Norte SA(a)(c)
(10 yr. CMT + 4.299%)
	220,000	8.750	(b)	05/20/35	217,910
(5 yr. CMT + 4.643%)
	340,000	5.875	(b)	01/24/27	324,700
	460,000	5.875		01/24/27	439,300
Banco Santander SA
	2,000,000	3.490		05/28/30	1,831,260

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(1 yr. CMT + 1.600%)
$3,600,000	3.225	%(a)(c)	11/22/32	$ 3,104,784
Bancolombia SA(a)(c) (5 yr. CMT + 4.320%)
460,000	8.625		12/24/34	480,700
Bank Hapoalim BM(a)(c) (5 yr. CMT + 2.155%)
540,000	3.255		01/21/32	513,000
Bank Leumi Le-Israel BM(a)(c) (5 yr. CMT + 1.631%)
520,000	3.275		01/29/31	503,516
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 4.160%)
4,000,000	6.100		03/17/25	4,000,480
(Secured Overnight Financing Rate + 1.630%)
1,760,000	5.202		04/25/29	1,774,309
Bank of New York Mellon Corp.(a)(c)
(5 yr. CMT + 3.352%)
1,000,000	3.700		03/20/26	976,560
(5 yr. CMT + 4.358%)
2,000,000	4.700		09/20/25	1,991,000
Barclays PLC (a)(c)
(1 yr. CMT + 3.000%)
4,810,000	5.746		08/09/33	4,832,703
(5 yr. CMT + 5.431%)
3,773,000	8.000		03/15/29	3,933,277
BNP Paribas SA(b)
2,700,000	4.375		05/12/26	2,677,077
(5 yr. CMT + 4.354%)
3,000,000	8.500	(a)(c)	08/14/28	3,157,950
BPCE SA(b)
4,150,000	4.625		09/12/28	4,061,646
(Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116	(a)(c)	10/19/32	1,747,137
Citigroup, Inc.(a)(c)
(10 yr. CMT + 2.757%)
2,200,000	7.000		08/15/34	2,292,180
(3 mo. USD Term SOFR + 4.779%)
1,890,000	6.250		08/15/26	1,906,897
(5 yr. CMT + 3.209%)
3,000,000	7.375		05/15/28	3,112,590
(5 yr. CMT + 3.211%)
2,147,000	7.625		11/15/28	2,253,062
(5 yr. CMT + 3.597%)
1,000,000	4.000		12/10/25	985,730
(Secured Overnight Financing Rate + 1.351%)
3,325,000	3.057		01/25/33	2,875,892
(Secured Overnight Financing Rate + 3.914%)
900,000	4.412		03/31/31	868,311
Citizens Financial Group, Inc.(a)(c) (5 yr. CMT + 5.313%)
1,000,000	5.650		10/06/25	996,050
Comerica, Inc.(a)(c) (5 yr. CMT + 5.291%)
1,000,000	5.625		07/01/25	996,460
Credit Bank of Moscow Via CBOM Finance PLC(d)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(c)	10/05/27	—

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG(a)(c) (5 yr. CMT + 4.524%)
$800,000	6.000%	10/30/25	$ 795,200
Fifth Third Bancorp(a)(c) (5 yr. CMT + 4.215%)
1,000,000	4.500	09/30/25	986,930
First Bank of Nigeria Ltd. Via FBN Finance Co. BV(b)
200,000	8.625	10/27/25	199,750
Freedom Mortgage Corp.(a)(b)
2,610,000	6.625	01/15/27	2,617,230
Grupo Aval Ltd. (a)
1,410,000	4.375	02/04/30	1,258,143
Huntington Bancshares, Inc.(a)(c) (7 yr. CMT + 4.045%)
1,000,000	4.450	10/15/27	958,730
ING Groep NV(a)(c) (5 yr. USD Swap + 4.446%)
3,000,000	6.500	04/16/25	3,003,750
Ipoteka-Bank ATIB
710,000	5.500	11/19/25	701,125
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 2.515%)
2,666,000	2.956	05/13/31	2,397,401
(5 yr. CMT + 2.152%)
2,540,000	6.500	04/01/30	2,569,210
(5 yr. CMT + 2.737%)
3,742,000	6.875	06/01/29	3,913,346
Macquarie Group Ltd.(a)(b)(c) (3 mo. USD LIBOR + 1.372%)
3,650,000	3.763	11/28/28	3,528,564
Morgan Stanley (a)(c) (Secured Overnight Financing Rate + 1.290%)
1,950,000	2.943	01/21/33	1,679,828
NatWest Group PLC(a)(c) (5 yr. CMT + 3.752%)
2,000,000	8.125	11/10/33	2,121,200
NBK Tier 1 Financing 2 Ltd.(a)(c) (6 yr. CMT + 2.832%)
790,000	4.500	08/27/25	780,125
PNC Financial Services Group, Inc.(a)(c)
(5 yr. CMT + 3.000%)
2,000,000	6.000	05/15/27	2,001,120
(5 yr. CMT + 3.238%)
3,000,000	6.200	09/15/27	3,025,020
(7 yr. CMT + 2.808%)
2,000,000	6.250	03/15/30	2,010,080
Regions Financial Corp.(a)(c) (5 yr. CMT + 5.430%)
1,000,000	5.750	06/15/25	998,280
Royal Bank of Canada(a)(c) (5 yr. CMT + 2.887%)
3,315,000	7.500	05/02/84	3,441,666
Standard Chartered PLC(a)(b)(c) (5 yr. CMT + 3.805%)
4,255,000	4.750	01/14/31	3,744,698
State Street Corp.(a)(c) (5 yr. CMT + 2.628%)
2,000,000	6.700	09/15/29	2,042,920
Toronto-Dominion Bank(a)(c) (5 yr. CMT + 4.075%)
2,000,000	8.125	10/31/82	2,091,560
Truist Financial Corp.(a)(c)
(10 yr. CMT + 4.349%)
2,237,000	5.100	03/01/30	2,160,249
(5 yr. CMT + 4.605%)
1,000,000	4.950	09/01/25	995,290

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Turkiye Garanti Bankasi AS(a)(b)(c) (5 yr. CMT + 4.090%)
$510,000	8.375%		02/28/34	$ 522,113
U.S. Bancorp(a)(c) (5 yr. CMT + 2.541%)
1,000,000	3.700		01/15/27	950,890
UBS Group AG(a)
1,726,000	4.282	(b)	01/09/28	1,694,897
(5 yr. CMT + 3.098%)
4,801,000	3.875	(b)(c)	06/02/26	4,663,163
(5 yr. CMT + 4.745%)
5,590,000	9.250	(b)(c)	11/13/28	6,100,814
(5 yr. USD swap + 4.590%)
4,000,000	6.875	(c)	08/07/25	4,023,760
UniCredit SpA(a)(b)(c) (5 yr. CMT + 4.750%)
1,525,000	5.459		06/30/35	1,485,655
United Bank for Africa PLC
200,000	6.750		11/19/26	196,654
Uzbek Industrial & Construction Bank ATB(b)
550,000	8.950		07/24/29	561,000
Wells Fargo & Co.(a)(c)
(5 yr. CMT + 2.767%)
2,275,000	6.850		09/15/29	2,340,952
(5 yr. CMT + 3.453%)
1,000,000	3.900		03/15/26	982,230
(5 yr. CMT + 3.606%)
1,000,000	7.625		09/15/28	1,063,850
Yapi ve Kredi Bankasi AS(b)
510,000	9.250		10/16/28	549,846
(5 yr. CMT + 5.278%)
450,000	9.250	(a)(c)	01/17/34	471,375
(5 yr. CMT + 5.499%)
470,000	9.743	(a)(c)	04/04/29	489,829

				137,795,491

Beverages(a) – 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS
420,000	3.375	(b)	06/29/28	365,530
950,000	3.375		06/29/28	826,795
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	7,618,118
Becle SAB de CV
610,000	2.500		10/14/31	487,326
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(b)
680,000	5.250		04/27/29	646,680
Constellation Brands, Inc.
3,975,000	2.250		08/01/31	3,310,181
Keurig Dr. Pepper, Inc.
308,000	3.800		05/01/50	225,807

				13,480,437

Building Materials(a) – 0.6%
Builders FirstSource, Inc.(b)
1,800,000	5.000		03/01/30	1,722,420

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Cemex SAB de CV(c)
(5 yr. CMT + 4.534%)
$800,000	5.125	%(b)	06/08/26	$ 790,968
460,000	5.125		06/08/26	454,806
(5 yr. CMT + 5.157%)
590,000	9.125	(b)	03/14/28	607,847
GCC SAB de CV(b)
860,000	3.614		04/20/32	733,322
Limak Cimento Sanayi ve Ticaret AS
500,000	9.750		07/25/29	497,500
Quikrete Holdings, Inc.(b)
1,675,000	6.375		03/01/32	1,679,171
1,820,000	6.750		03/01/33	1,828,900
Standard Building Solutions, Inc.(b)
2,725,000	6.500		08/15/32	2,751,351
Standard Industries, Inc.(b)
1,880,000	4.375		07/15/30	1,746,050
4,054,000	3.375		01/15/31	3,548,588

				16,360,923

Chemicals – 1.1%
Ashland, Inc.(a)(b)
3,225,000	3.375		09/01/31	2,771,146
Avient Corp.(a)(b)
1,725,000	7.125		08/01/30	1,769,988
Axalta Coating Systems LLC(a)(b)
3,100,000	3.375		02/15/29	2,848,063
Chemours Co.(a)(b)
4,560,000	4.625		11/15/29	4,045,404
550,000	8.000		01/15/33	545,452
Huntsman International LLC(a)
2,104,000	4.500		05/01/29	2,011,424
Ingevity Corp.(a)(b)
1,305,000	3.875		11/01/28	1,209,996
LG Chem Ltd.(e)
200,000	1.250		07/18/28	196,510
Methanex U.S. Operations, Inc.(a)(b)
1,250,000	6.250		03/15/32	1,246,512
Minerals Technologies, Inc.(a)(b)
1,695,000	5.000		07/01/28	1,640,133
OCP SA (a)
960,000	5.125		06/23/51	725,654
Olympus Water U.S. Holding Corp.(a)(b)
2,500,000	9.750		11/15/28	2,648,650
1,925,000	7.250		06/15/31	1,961,710
Sasol Financing USA LLC(a)
280,000	4.375		09/18/26	268,976
890,000	5.500		03/18/31	750,386
SNF Group SACA(a)(b)
740,000	3.125		03/15/27	704,976
925,000	3.375		03/15/30	816,016
Valvoline, Inc.(a)(b)
885,000	3.625		06/15/31	768,808

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
WR Grace Holdings LLC(a)(b)
	$1,855,000	5.625%		08/15/29	$ 1,729,157

					28,658,961

Commercial Services(a) – 1.5%
ADT Security Corp.(b)
	4,387,000	4.125		08/01/29	4,109,610
APi Group DE, Inc.(b)
	4,030,000	4.125		07/15/29	3,737,422
	575,000	4.750		10/15/29	545,577
Belron U.K. Finance PLC(b)
	1,321,000	5.750		10/15/29	1,311,330
Bidvest Group U.K. PLC(b)
	515,000	3.625		09/23/26	497,299
Deluxe Corp.(b)
	585,000	8.125		09/15/29	602,304
Garda World Security Corp.(b)
	1,807,000	7.750		02/15/28	1,874,546
	1,040,000	8.250		08/01/32	1,069,432
	745,000	8.375		11/15/32	769,257
HealthEquity, Inc.(b)
	1,058,000	4.500		10/01/29	998,678
Hertz Corp.(b)
	1,165,000	12.625		07/15/29	1,256,418
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(b)
	882,902	9.500		07/10/36	851,109
Mavis Tire Express Services Topco Corp.(b)
	2,621,000	6.500		05/15/29	2,544,283
Mersin Uluslararasi Liman Isletmeciligi AS(b)
	1,660,000	8.250		11/15/28	1,716,540
Techem Verwaltungsgesellschaft 674 GmbH
EUR	668,190	6.000		07/30/26	693,368
Verisure Holding AB(b)
	725,000	3.250		02/15/27	742,902
	2,133,000	5.500		05/15/30	2,297,613
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	835,389
	1,450,000	5.250		02/15/29	1,514,143
Veritiv Operating Co.(b)
	$105,000	10.500		11/30/30	114,095
VT Topco, Inc.(b)
	5,282,000	8.500		08/15/30	5,600,874
Wand NewCo 3, Inc.(b)
	2,944,000	7.625		01/30/32	3,047,541
Williams Scotsman, Inc.(b)
	1,878,000	6.625		06/15/29	1,925,420

					38,655,150

Computers(a) – 0.9%
Ahead DB Holdings LLC(b)
	3,335,000	6.625		05/01/28	3,302,517
Atos SE (f)
EUR	1,870,000	9.000		12/18/29	2,002,172
Booz Allen Hamilton, Inc.(b)
	$2,513,000	3.875		09/01/28	2,392,652

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Dell International LLC/EMC Corp.
$2,699,000	8.100%		07/15/36	$ 3,191,001
Diebold Nixdorf, Inc.(b)
2,395,000	7.750		03/31/30	2,487,806
Hewlett Packard Enterprise Co.
2,730,000	6.200		10/15/35	2,852,659
KBR, Inc.(b)
1,161,000	4.750		09/30/28	1,102,497
McAfee Corp.(b)
3,435,000	7.375		02/15/30	3,387,666
Virtusa Corp.(b)
2,371,000	7.125		12/15/28	2,301,791

				23,020,761

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
860,000	6.125		09/30/32	843,626

Distribution & Wholesale(a)(b) – 0.3%
American Builders & Contractors Supply Co., Inc.
2,760,000	3.875		11/15/29	2,551,068
BCPE Empire Holdings, Inc.
2,436,000	7.625		05/01/27	2,446,158
H&E Equipment Services, Inc.
2,105,000	3.875		12/15/28	2,101,611
Telecommunications Co. Telekom Srbija AD Belgrade
200,000	7.000		10/28/29	198,554

				7,297,391

Diversified Financial Services – 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
3,625,000	3.000		10/29/28	3,376,144
(5 yr. CMT + 2.720%)
2,000,000	6.950	(c)	03/10/55	2,048,900
AG TTMT Escrow Issuer LLC(a)(b)
1,025,000	8.625		09/30/27	1,065,621
Air Lease Corp.(a)(c) (5 yr. CMT + 2.560%)
3,321,000	6.000		09/24/29	3,250,429
Ally Financial, Inc.
4,000,000	8.000		11/01/31	4,484,800
(7 yr. CMT + 3.481%)
3,415,000	4.700	(a)(c)	05/15/28	3,100,478
American Express Co.(a)(c) (5 yr. CMT + 2.854%)
1,000,000	3.550		09/15/26	966,460
Aviation Capital Group LLC(a)(b)
800,000	1.950		01/30/26	777,848
Avolon Holdings Funding Ltd.(a)(b)
1,300,000	3.250		02/15/27	1,253,538
1,927,000	2.528		11/18/27	1,792,842
Castlelake Aviation Finance DAC(a)(b)
2,420,000	5.000		04/15/27	2,437,763
Charles Schwab Corp.(a)(c)
(5 yr. CMT + 3.168%)
2,875,000	4.000		06/01/26	2,799,388

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Charles Schwab Corp.(a)(c) – (continued)
(5 yr. CMT + 4.971%)
$2,250,000	5.375%		06/01/25	$ 2,245,748
Discover Financial Services(a)(c) (5 yr. CMT + 5.783%)
1,000,000	6.125		06/23/25	999,720
Focus Financial Partners LLC(a)(b)
2,225,000	6.750		09/15/31	2,237,126
Freedom Mortgage Holdings LLC(a)(b)
5,075,000	9.250		02/01/29	5,300,584
Intercorp Financial Services, Inc.(a)
340,000	4.125		10/19/27	323,629
Jane Street Group/JSG Finance, Inc.(a)(b)
2,640,000	6.125		11/01/32	2,625,427
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
3,269,000	5.000		08/15/28	3,095,514
Macquarie Airfinance Holdings Ltd.(a)(b)
355,000	6.400		03/26/29	365,923
1,950,000	8.125		03/30/29	2,057,465
Midcap Financial Issuer Trust(a)(b)
2,567,000	6.500		05/01/28	2,526,749
810,000	5.625		01/15/30	757,528
Nationstar Mortgage Holdings, Inc.(a)(b)
2,651,000	5.500		08/15/28	2,604,342
Navient Corp.(a)
2,388,000	5.500		03/15/29	2,289,495
1,715,000	9.375		07/25/30	1,863,879
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,633,960
1,815,000	6.625	(a)	05/15/29	1,843,768
1,643,000	4.000	(a)	09/15/30	1,472,144
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(a)(b)
1,365,000	6.375		02/01/27	1,356,346
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
2,390,000	4.000		10/15/33	2,021,749
SLM Corp.(a)
1,010,000	6.500		01/31/30	1,020,181
StoneX Group, Inc.(a)(b)
1,785,000	7.875		03/01/31	1,879,837
United Wholesale Mortgage LLC(a)(b)
3,195,000	5.500		04/15/29	3,096,754
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b)
1,570,000	7.500		06/15/31	1,628,875

				72,600,954

Electrical – 1.3%
Adani Electricity Mumbai Ltd.
410,000	3.949		02/12/30	340,454
AES Panama Generation Holdings SRL(a)
1,365,360	4.375		05/31/30	1,185,160
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b)
2,780,000	6.375		02/15/32	2,736,020
Calpine Corp.(a)(b)
4,215,000	3.750		03/01/31	3,811,372
Cikarang Listrindo Tbk. PT (a)
200,000	4.950		09/14/26	198,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Energuate Trust(a)(b)
$470,000	5.875%		05/03/27	$ 462,076
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
400,000	5.375		12/30/30	346,948
Eskom Holdings SOC Ltd.
430,000	7.125		02/11/25	429,613
458,000	8.450		08/10/28	475,175
Eskom Holdings SOC Ltd.(g)
220,000	6.350		08/10/28	218,075
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)(b)
208,793	7.250		01/31/41	202,529
Huachen Energy Co. Ltd.(a)(h) (PIK 2.350%, Cash 2.300%)
468,183	4.650		12/29/26	302,273
Lamar Funding Ltd.
470,000	3.958		05/07/25	467,791
Lightning Power LLC(a)(b)
4,393,000	7.250		08/15/32	4,542,582
LLPL Capital Pte. Ltd.
347,714	6.875		02/04/39	351,678
Minejesa Capital BV
223,496	4.625		08/10/30	218,048
Mong Duong Finance Holdings BV(a)
663,332	5.125		05/07/29	637,661
National Central Cooling Co. PJSC
820,000	2.500		10/21/27	762,600
NextEra Energy Operating Partners LP(a)(b)
2,025,000	7.250		01/15/29	2,039,317
NRG Energy, Inc.(a)
115,000	5.750		01/15/28	115,094
448,000	3.375	(b)	02/15/29	409,602
5,153,000	5.750	(b)	07/15/29	5,083,950
Pacific Gas & Electric Co.(a)
1,470,000	3.500		08/01/50	957,587
Pike Corp. (a)(b)
2,420,000	5.500		09/01/28	2,364,824
820,000	8.625		01/31/31	875,104
San Miguel Global Power Holdings Corp.(a)(c) (1 yr. CMT + 6.404%)
350,000	8.125		12/02/29	354,900
Sempra (a)(c) (5 yr. CMT + 4.550%)
3,335,000	4.875		10/15/25	3,299,415

				33,187,848

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,000,000	6.375		03/15/29	1,017,860
760,000	6.625		03/15/32	777,518

				1,795,378

Electronics(a)(b) – 0.2%
Imola Merger Corp.
4,498,000	4.750		05/15/29	4,292,981

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a)(b) – (continued)
TTM Technologies, Inc.
	$799,000	4.000%		03/01/29	$ 749,542

					5,042,523

Energy-Alternate Sources(a) – 0.0%
Greenko Wind Projects Mauritius Ltd.
	380,000	5.500		04/06/25	378,936

Engineering & Construction(a) – 0.7%
Aeropuerto Internacional de Tocumen SA
	1,040,000	5.125		08/11/61	719,680
Aeropuertos Dominicanos Siglo XXI SA(b)
	1,380,000	7.000		06/30/34	1,394,352
Arcosa, Inc.(b)
	1,221,000	4.375		04/15/29	1,153,808
	615,000	6.875		08/15/32	630,683
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
	950,000	4.050	(b)	04/27/26	932,871
	200,000	4.050		04/27/26	196,394
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C(b)
	220,000	7.875		02/03/30	218,350
Dycom Industries, Inc.(b)
	2,764,000	4.500		04/15/29	2,605,733
Global Infrastructure Solutions, Inc.(b)
	4,435,000	5.625		06/01/29	4,310,199
	1,390,000	7.500		04/15/32	1,379,839
IHS Holding Ltd. (b)
	293,000	5.625		11/29/26	287,287
	200,000	6.250		11/29/28	189,688
International Airport Finance SA
	630,383	12.000		03/15/33	672,146
Kingston Airport Revenue Finance Ltd.(b)
	739,000	6.750		12/15/36	734,123
Mexico City Airport Trust
	490,000	3.875		04/30/28	458,792
	320,000	5.500		10/31/46	255,808
	930,000	5.500		07/31/47	739,489

					16,879,242

Entertainment(a) – 1.6%
AMC Entertainment Holdings, Inc.(b)
	853,000	7.500		02/15/29	717,492
Boyne USA, Inc.(b)
	2,706,000	4.750		05/15/29	2,571,728
Caesars Entertainment, Inc.(b)
	4,508,000	4.625		10/15/29	4,249,647
	1,380,000	6.000		10/15/32	1,342,423
Cinemark USA, Inc.(b)
	3,842,000	5.250		07/15/28	3,767,196
	1,110,000	7.000		08/01/32	1,141,557
Cirsa Finance International SARL(b)
EUR	511,000	6.500		03/15/29	555,769

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Light & Wonder International, Inc.(b)
$500,000	7.000%	05/15/28	$ 501,840
Lions Gate Capital Holdings LLC (b)
2,540,000	5.500	04/15/29	2,074,672
Merlin Entertainments Group U.S. Holdings, Inc.(b)
1,405,000	7.375	02/15/31	1,363,243
Motion Bondco DAC(b)
3,250,000	6.625	11/15/27	3,128,580
Penn Entertainment, Inc.(b)
3,067,000	4.125	07/01/29	2,792,595
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
2,440,000	6.625	02/01/33	2,433,754
SeaWorld Parks & Entertainment, Inc.(b)
4,880,000	5.250	08/15/29	4,714,373
Six Flags Entertainment Corp.(b)
1,854,000	5.500	04/15/27	1,841,986
Warnermedia Holdings, Inc.
2,300,000	4.054	03/15/29	2,159,217
4,775,000	4.279	03/15/32	4,218,856

			39,574,928

Environmental(a) – 0.7%
Ambipar Lux SARL(b)
350,000	10.875	02/05/33	354,914
GFL Environmental, Inc.(b)
6,980,000	4.000	08/01/28	6,636,933
Madison IAQ LLC(b)
4,294,000	4.125	06/30/28	4,103,990
1,659,000	5.875	06/30/29	1,600,736
Reworld Holding Corp.
670,000	5.000	09/01/30	623,817
Waste Pro USA, Inc.(b)
4,485,000	7.000	02/01/33	4,533,797

			17,854,187

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
2,595,000	4.625	01/15/27	2,550,677
1,995,000	5.875	02/15/28	1,992,506
502,000	4.875	02/15/30	482,673
Aragvi Finance International DAC(a)(b)
440,000	11.125	11/20/29	433,400
BRF GmbH
317,000	4.350	09/29/26	311,193
Chobani Holdco II LLC(a)(b)(h) (PIK 8.750%, Cash 9.500%)
440,000	8.750	10/01/29	477,004
Fiesta Purchaser, Inc.(a)(b)
1,243,000	9.625	09/15/32	1,297,680
Kraft Heinz Foods Co.(a)
2,303,000	5.000	07/15/35	2,240,681
2,592,000	4.375	06/01/46	2,106,181
Performance Food Group, Inc.(a)(b)
1,150,000	5.500	10/15/27	1,143,824

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Post Holdings, Inc.(a)(b)
	$5,984,000	4.625%		04/15/30	$ 5,567,753
	3,766,000	6.375		03/01/33	3,710,941
U.S. Foods, Inc.(a)(b)
	2,690,000	4.750		02/15/29	2,597,545
	1,020,000	4.625		06/01/30	966,042
United Natural Foods, Inc.(a)(b)
	2,295,000	6.750		10/15/28	2,277,489

					28,155,589

Forest Products & Paper(a)(b) – 0.0%
Inversiones CMPC SA
	200,000	6.125		06/23/33	202,750
	310,000	6.125		02/26/34	313,208

					515,958

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	2,020,000	6.300		02/15/30	2,082,256

Healthcare Providers & Services(a) – 1.2%
CAB SELAS
EUR	1,175,000	3.375	(b)	02/01/28	1,151,891
	1,307,000	3.375		02/01/28	1,281,295
DaVita, Inc.(b)
	$7,070,000	3.750		02/15/31	6,222,731
Encompass Health Corp.
	1,200,000	4.500		02/01/28	1,171,296
LifePoint Health, Inc.(b)
	3,610,000	5.375		01/15/29	3,194,164
Medline Borrower LP(b)
	3,270,000	3.875		04/01/29	3,053,657
	4,574,000	5.250		10/01/29	4,430,743
Molina Healthcare, Inc.(b)
	1,893,000	3.875		05/15/32	1,665,083
	2,370,000	6.250		01/15/33	2,351,727
Prime Healthcare Services, Inc.(b)
	1,600,000	9.375		09/01/29	1,525,312
Tenet Healthcare Corp.
	3,289,000	6.125		06/15/30	3,303,044

					29,350,943

Home Builders – 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b)
	1,642,000	4.875		02/15/30	1,503,153
Installed Building Products, Inc.(a)(b)
	800,000	5.750		02/01/28	789,624
KB Home(a)
	1,805,000	7.250		07/15/30	1,870,034
PulteGroup, Inc.
	3,000,000	7.875		06/15/32	3,431,280
Taylor Morrison Communities, Inc.(a)(b)
	1,301,000	5.125		08/01/30	1,259,667

					8,853,758

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Furnishings(a)(b) – 0.1%
Tempur Sealy International, Inc.
$1,515,000	3.875%	10/15/31	$ 1,330,518

Household Products(a) – 0.1%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,254,751
Kronos Acquisition Holdings, Inc.(b)
1,280,000	8.250	06/30/31	1,219,571
Spectrum Brands, Inc.(b)
462,000	3.875	03/15/31	397,417

			2,871,739

Housewares(a) – 0.2%
Newell Brands, Inc.
495,000	6.375	05/15/30	501,316
760,000	6.625	05/15/32	769,675
1,380,000	7.000	04/01/46	1,326,939
Scotts Miracle-Gro Co.
3,702,000	4.000	04/01/31	3,285,599

			5,883,529

Insurance – 1.7%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
935,000	8.250	02/01/29	971,091
2,230,000	4.250	02/15/29	2,110,583
2,490,000	6.000	08/01/29	2,400,584
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
1,666,000	6.750	10/15/27	1,658,953
5,500,000	6.750	04/15/28	5,558,465
1,230,000	7.375	10/01/32	1,257,146
American International Group, Inc.(a)
2,250,000	3.400	06/30/30	2,077,627
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
3,275,000	7.875	11/01/29	3,301,920
Ardonagh Group Finance Ltd.(a)(b)
6,826,000	8.875	02/15/32	7,098,426
BroadStreet Partners, Inc.(a)(b)
4,594,000	5.875	04/15/29	4,500,145
Fidelity & Guaranty Life Holdings, Inc.(a)(b)
900,000	5.500	05/01/25	900,000
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
3,175,000	8.125	02/15/32	3,259,741
HUB International Ltd.(a)(b)
1,530,000	7.375	01/31/32	1,574,095
Markel Group, Inc.(a)(c) (5 yr. CMT + 5.662%)
1,500,000	6.000	06/01/25	1,496,085
Prudential Financial, Inc.(a)(c) (5 yr. CMT + 3.234%)
2,500,000	6.000	09/01/52	2,488,050
Ryan Specialty LLC(a)(b)
1,315,000	5.875	08/01/32	1,304,283
Sagicor Financial Co. Ltd.(a)(b)
790,000	5.300	05/13/28	771,435

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Transatlantic Holdings, Inc.
	$75,000	8.000%		11/30/39	$ 92,047
USI, Inc.(a)(b)
	1,170,000	7.500		01/15/32	1,222,767

					44,043,443

Internet(a) – 1.0%
ANGI Group LLC(b)
	2,604,000	3.875		08/15/28	2,343,184
Expedia Group, Inc.
	3,425,000	3.250		02/15/30	3,158,158
GrubHub Holdings, Inc.(b)
	3,400,000	5.500		07/01/27	3,163,224
ION Trading Technologies SARL(b)
	1,868,000	5.750		05/15/28	1,760,945
	1,980,000	9.500		05/30/29	2,070,664
Match Group Holdings II LLC(b)
	1,205,000	5.625		02/15/29	1,192,070
	918,000	3.625		10/01/31	789,820
Meituan
	480,000	3.050		10/28/30	427,186
Rakuten Group, Inc.(b)(c) (5 yr. CMT + 4.250%)
	1,125,000	8.125		12/15/29	1,108,631
Uber Technologies, Inc.(b)
	1,800,000	6.250		01/15/28	1,815,228
	4,090,000	4.500		08/15/29	3,990,531
United Group BV
EUR	1,225,000	4.625	(b)	08/15/28	1,267,289
(3 mo. EUR EURIBOR + 4.250%)
	1,125,000	7.273	(c)	02/15/31	1,171,452

					24,258,382

Iron/Steel(a) – 0.2%
Cleveland-Cliffs, Inc.
	$2,250,000	5.875		06/01/27	2,253,487
	1,280,000	6.875	(b)	11/01/29	1,285,594
	1,620,000	4.875	(b)	03/01/31	1,468,238
Metinvest BV
	200,000	8.500		04/23/26	163,000
Samarco Mineracao SA (h) (PIK 9.049%, Cash 9.000%)
	520,199	9.000		06/30/31	503,293

					5,673,612

Leisure Time(a)(b) – 0.6%
Acushnet Co.
	325,000	7.375		10/15/28	337,743
Carnival Corp.
	750,000	7.000		08/15/29	786,360
	1,870,000	6.125		02/15/33	1,874,021
MajorDrive Holdings IV LLC
	3,925,000	6.375		06/01/29	3,360,664
NCL Corp. Ltd. , Class C
	1,955,000	6.750		02/01/32	1,985,830
Royal Caribbean Cruises Ltd.
	2,525,000	5.625		09/30/31	2,508,436

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Royal Caribbean Cruises Ltd. – (continued)
	$4,296,000	6.250%		03/15/32	$ 4,371,610
TUI Cruises GmbH
EUR	206,972	6.500		05/15/26	216,321

					15,440,985

Lodging – 0.5%
Champion Path Holdings Ltd.(a)
	$200,000	4.850		01/27/28	191,000
Genting New York LLC/GENNY Capital, Inc.(a)(b)
	4,425,000	7.250		10/01/29	4,563,768
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b)
	3,795,000	5.000		06/01/29	3,613,447
Las Vegas Sands Corp.(a)
	260,000	3.900		08/08/29	242,010
Melco Resorts Finance Ltd.(a)
	630,000	5.625		07/17/27	614,841
	1,360,000	7.625	(b)	04/17/32	1,357,457
MGM Resorts International(a)
	1,832,000	4.750		10/15/28	1,777,553
Sands China Ltd.(a)
	230,000	5.400		08/08/28	228,877
Travel & Leisure Co.(a)(b)
	598,000	6.625		07/31/26	607,084
Wynn Macau Ltd.(b)(e)
	510,000	4.500		03/07/29	515,839

					13,711,876

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	1,023,000	4.125		06/30/28	971,850
Terex Corp.
	1,060,000	6.250		10/15/32	1,048,997
Vertiv Group Corp.
	2,956,000	4.125		11/15/28	2,807,520

					4,828,367

Machinery-Diversified(a)(b) – 0.4%
Chart Industries, Inc.
	1,735,000	7.500		01/01/30	1,811,964
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
	3,060,000	9.000		02/15/29	3,206,880
TK Elevator Holdco GmbH
	4,509,000	7.625		07/15/28	4,539,932

					9,558,776

Media(a) – 2.2%
AMC Networks, Inc.(b)
	1,020,000	10.250		01/15/29	1,088,697
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	4,980,000	4.750		03/01/30	4,612,327
	6,135,000	4.250		02/01/31	5,444,076
	4,800,000	4.750		02/01/32	4,270,896

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
	$12,000,000	6.384%		10/23/35	$ 12,011,280
Cumulus Media New Holdings, Inc.(b)
	2,300,000	8.000		07/01/29	817,190
Diamond Sports Group LLC/Diamond Sports Finance Co.(b)(i)
	3,345,000	6.625		08/15/27	7,526
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
	5,980,000	5.875		08/15/27	5,919,422
DISH DBS Corp.(b)
	1,720,000	5.250		12/01/26	1,589,383
iHeartCommunications, Inc.(b)
	3,684,000	10.875		05/01/30	2,580,384
	440,000	7.000		01/15/31	340,041
News Corp.(b)
	2,470,000	3.875		05/15/29	2,306,659
Nexstar Media, Inc.(b)
	1,500,000	5.625		07/15/27	1,479,570
Sinclair Television Group, Inc. (b)
	1,210,000	5.125		02/15/27	1,151,642
Sirius XM Radio LLC(b)
	820,000	3.125		09/01/26	793,252
	5,020,000	4.000		07/15/28	4,692,897
	2,260,000	3.875		09/01/31	1,947,171
TEGNA, Inc.
	2,300,000	4.625		03/15/28	2,201,445
Ziggo Bond Co. BV(b)
EUR	675,000	3.375		02/28/30	643,994
	$500,000	5.125		02/28/30	454,195
Ziggo BV(b)
	1,628,000	4.875		01/15/30	1,525,729

					55,877,776

Mining – 0.6%
Constellium SE(a)(b)
	2,585,000	3.750		04/15/29	2,356,615
Corp. Nacional del Cobre de Chile(a)(b)
	200,000	6.780		01/13/55	203,850
Endeavour Mining PLC(a)
	200,000	5.000	(b)	10/14/26	194,690
	400,000	5.000		10/14/26	389,380
First Quantum Minerals Ltd.(a)(b)
	550,000	6.875		10/15/27	546,397
	250,000	8.625		06/01/31	256,250
Freeport-McMoRan, Inc.(a)
	2,000,000	5.400		11/14/34	1,971,340
Glencore Finance Canada Ltd.(b)
	3,000,000	5.550		10/25/42	2,818,080
Glencore Funding LLC(a)(b)
	2,975,000	2.850		04/27/31	2,587,090
Navoi Mining & Metallurgical Combinat(b)
	200,000	6.700		10/17/28	200,700
	200,000	6.950		10/17/31	198,437
Novelis Corp.(a)(b)
	2,400,000	4.750		01/30/30	2,255,880

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Novelis, Inc.(a)(b)
$655,000	6.875%	01/30/30	$ 670,445
Vedanta Resources Finance II PLC(a)(b)
400,000	11.250	12/03/31	424,500
Vedanta Resources Ltd.(a)
125,649	13.875	12/09/28	125,838

			15,199,492

Miscellaneous Manufacturing(a) – 0.1%
Hillenbrand, Inc.
1,135,000	6.250	02/15/29	1,146,929
1,349,000	3.750	03/01/31	1,190,398

			2,337,327

Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp.
353,000	5.000	08/15/25	351,260

Oil Field Services – 3.1%
Adnoc Murban Rsc Ltd.(a)(b)
420,000	5.125	09/11/54	379,575
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
968,000	7.500	10/01/29	992,878
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
1,750,000	6.625	09/01/32	1,773,660
Azule Energy Finance PLC(a)(b)
440,000	8.125	01/23/30	445,808
California Resources Corp.(a)(b)
824,000	7.125	02/01/26	824,115
Chesapeake Energy Corp.
2,000,000	5.500	09/15/26	6,000
Civitas Resources, Inc.(a)(b)
1,320,000	8.375	07/01/28	1,381,235
CNX Resources Corp.(a)(b)
1,945,000	7.250	03/01/32	1,983,064
Continental Resources, Inc.(a)(b)
1,306,000	5.750	01/15/31	1,305,321
Crescent Energy Finance LLC(a)(b)
3,865,000	7.375	01/15/33	3,856,729
DNO ASA(a)
590,000	7.875	09/09/26	592,950
330,000	9.250	06/04/29	339,900
Ecopetrol SA(a)
220,000	8.625	01/19/29	232,978
120,000	6.875	04/29/30	118,096
470,000	4.625	11/02/31	391,299
560,000	8.875	01/13/33	575,428
650,000	5.875	11/02/51	442,650
EQT Corp.(a)(b)
1,915,000	3.625	05/15/31	1,719,708
Expand Energy Corp.(a)
1,445,000	4.750	02/01/32	1,348,387
Guara Norte SARL
758,718	5.198	06/15/34	704,188

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Hunt Oil Co. of Peru LLC Sucursal Del Peru(a)(b)
$1,110,000	8.550%		09/18/33	$ 1,215,228
KazMunayGas National Co. JSC(a)
970,000	3.500		04/14/33	805,100
Kodiak Gas Services LLC(a)(b)
3,825,000	7.250		02/15/29	3,939,214
Kosmos Energy Ltd.(a)(b)
910,000	8.750		10/01/31	867,913
Lukoil Securities BV
250,000	3.875		05/06/30	180,000
Matador Resources Co.(a)(b)
2,795,000	6.875		04/15/28	2,845,198
1,395,000	6.500		04/15/32	1,398,404
1,980,000	6.250		04/15/33	1,952,656
MEG Energy Corp. (a)(b)
1,250,000	5.875		02/01/29	1,229,975
Murphy Oil Corp.(a)
1,448,000	6.000		10/01/32	1,399,666
Nabors Industries, Inc.(a)(b)
1,848,000	7.375		05/15/27	1,861,601
Noble Finance II LLC(a)(b)
3,820,000	8.000		04/15/30	3,886,812
Occidental Petroleum Corp.(a)
2,550,000	6.625		09/01/30	2,671,201
Permian Resources Operating LLC(a)(b)
1,083,000	5.875		07/01/29	1,075,538
1,020,000	7.000		01/15/32	1,048,336
1,230,000	6.250		02/01/33	1,233,173
Petroleos Mexicanos
96,000	6.490	(a)	01/23/27	92,760
428,000	6.500		03/13/27	412,977
SEPLAT Energy PLC(a)
630,000	7.750	(b)	04/01/26	626,680
820,000	7.750		04/01/26	815,679
ShaMaran Petroleum Corp.(a)
243,048	12.000		07/30/27	245,661
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
4,082,000	7.875		11/01/28	4,238,626
SM Energy Co.(a)(b)
975,000	6.750		08/01/29	976,189
1,560,000	7.000		08/01/32	1,559,423
Sunoco LP(a)(b)
1,335,000	7.000		05/01/29	1,380,884
1,020,000	7.250		05/01/32	1,064,288
Sunoco LP/Sunoco Finance Corp.(a)
6,970,000	4.500		05/15/29	6,645,268
TechnipFMC PLC(a)(b)
3,635,000	6.500		02/01/26	3,621,332
Tengizchevroil Finance Co. International Ltd.(a)
830,000	2.625		08/15/25	815,216
200,000	3.250		08/15/30	170,376
Transocean Poseidon Ltd.(a)(b)
624,600	6.875		02/01/27	624,831
Transocean Titan Financing Ltd.(a)(b)
815,000	8.375		02/01/28	834,658

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean, Inc.(a)(b)
	$1,305,000	8.250%		05/15/29	$ 1,310,977
	306,000	8.750		02/15/30	319,033
	1,315,000	8.500		05/15/31	1,324,350
Tullow Oil PLC (a)
	223,000	10.250		05/15/26	202,455
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
	2,305,000	7.125		03/15/29	2,360,066
Wildfire Intermediate Holdings LLC(a)(b)
	965,000	7.500		10/15/29	955,948
YPF SA(a)(b)
	180,000	9.500		01/17/31	190,413
	190,000	8.250		01/17/34	190,475

					78,002,549

Packaging – 0.9%
ARD Finance SA (a)(h)
(PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000		06/30/27	179,400
(PIK 7.250%, Cash 6.500%)
	$2,103,587	6.500	(b)	06/30/27	119,442
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	523,000	6.000	(b)	06/15/27	520,390
EUR	2,531,000	3.000		09/01/29	2,262,295
	$1,463,000	4.000	(b)	09/01/29	1,276,424
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
	3,295,000	5.250		08/15/27	1,799,004
Ball Corp.(a)
	3,895,000	6.000		06/15/29	3,936,443
Berry Global, Inc.(a)(b)
	458,000	4.500		02/15/26	454,267
	2,000,000	5.625		07/15/27	2,002,400
Efesto Bidco Spa/U.S. LLC(a)
	2,723,000	7.500		02/15/32	2,723,000
LABL, Inc.(a)(b)
	3,015,000	8.625		10/01/31	2,718,143
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(a)(b)
	1,410,000	4.000		10/15/27	1,413,328
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(a)(b)
	290,000	3.750		08/02/28	263,720
Sealed Air Corp.(b)
	1,843,000	6.875		07/15/33	1,933,731
Trivium Packaging Finance BV(a)(b)
	1,075,000	5.500		08/15/26	1,069,689

					22,671,676

Pharmaceuticals(a) – 0.8%
AdaptHealth LLC (b)
	1,445,000	6.125		08/01/28	1,420,088
	670,000	4.625		08/01/29	615,174
	1,020,000	5.125		03/01/30	943,714

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Cigna Group
	$6,662,000	2.400%		03/15/30	$ 5,862,493
CVS Health Corp.
	6,765,000	3.750		04/01/30	6,275,485
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
	700,000	4.125		04/30/28	663,789
	1,950,000	5.125		04/30/31	1,763,639
Prestige Brands, Inc.(b)
	1,855,000	3.750		04/01/31	1,649,707
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	218,399
	310,000	7.375		09/15/29	366,617

					19,779,105

Pipelines – 3.9%
Acu Petroleo Luxembourg SARL(a)
	$461,322	7.500		07/13/35	460,602
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
	2,440,000	6.625		02/01/32	2,496,535
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
	705,000	7.000		07/15/29	724,359
	710,000	7.250		07/15/32	743,448
Buckeye Partners LP(a)
	929,000	4.125		12/01/27	891,004
	1,217,000	4.500	(b)	03/01/28	1,174,612
	2,340,000	6.875	(b)	07/01/29	2,396,956
	815,000	6.750	(b)	02/01/30	829,222
CNX Midstream Partners LP(a)(b)
	2,387,000	4.750		04/15/30	2,200,814
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
	4,130,000	5.500		06/15/31	3,983,055
DCP Midstream Operating LP(b)
	4,000,000	6.750		09/15/37	4,264,560
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
	1,465,000	8.625		03/15/29	1,537,107
DT Midstream, Inc.(a)(b)
	4,130,000	4.375		06/15/31	3,819,796
Energy Transfer LP
	2,985,000	6.625		10/15/36	3,172,339
Enterprise Products Operating LLC (a)(c) (3 mo. USD Term SOFR +3.039%)
	1,000,000	7.538		06/01/67	995,490
EQM Midstream Partners LP(a)(b)
	2,305,000	7.500		06/01/27	2,362,832
Galaxy Pipeline Assets Bidco Ltd.
	920,000	3.250		09/30/40	699,292
Genesis Energy LP/Genesis Energy Finance Corp.(a)
	2,010,000	7.750		02/01/28	2,035,125
	2,815,000	7.875		05/15/32	2,819,645
Global Partners LP/GLP Finance Corp.(a)
	3,922,000	6.875		01/15/29	3,975,888
GNL Quintero SA
	142,992	4.634		07/31/29	140,713

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Howard Midstream Energy Partners LLC(a)(b)
$1,615,000	8.875%	07/15/28	$ 1,704,051
1,455,000	7.375	07/15/32	1,512,603
Kinder Morgan Energy Partners LP
7,000,000	7.300	08/15/33	7,774,200
Kinetik Holdings LP(a)(b)
3,490,000	5.875	06/15/30	3,463,581
MPLX LP(a)
5,925,000	2.650	08/15/30	5,211,985
NuStar Logistics LP(a)
2,569,000	6.375	10/01/30	2,617,528
Oleoducto Central SA(a)
490,000	4.000	07/14/27	465,157
Prairie Acquiror LP(a)(b)
3,475,000	9.000	08/01/29	3,594,505
Summit Midstream Holdings LLC(a)(b)
4,395,000	8.625	10/31/29	4,632,374
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
1,870,000	7.375	02/15/29	1,901,678
525,000	6.000	12/31/30	506,893
4,485,000	6.000	09/01/31	4,316,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,910,000	4.875	02/01/31	1,854,916
Venture Global Calcasieu Pass LLC(a)(b)
3,243,000	4.125	08/15/31	2,930,991
Venture Global LNG, Inc.(a)(b)
4,010,000	8.125	06/01/28	4,192,695
2,480,000	9.500	02/01/29	2,764,084
1,380,000	7.000	01/15/30	1,410,967
Williams Cos., Inc.
7,000,000	7.500	01/15/31	7,750,330

			100,328,520

Real Estate – 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)
3,715,000	5.750	01/15/29	3,013,274
Howard Hughes Corp.(a)(b)
734,000	4.125	02/01/29	674,414
NWD MTN Ltd.
200,000	4.125	07/18/29	89,470
Redsun Properties Group Ltd.(a)(i)
230,000	7.300	01/13/25	2,300
Yuzhou Group Holdings Co. Ltd. (a)(c)(i) (-1X 5 yr. CMT + 8.527%)
380,000	5.375	03/29/25	7,600

			3,787,058

Real Estate Investment Trust(a) – 1.2%
American Tower Corp.
2,125,000	3.950	03/15/29	2,037,620
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
525,000	5.750	05/15/26	520,684

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(b)
$1,630,000	4.375%		07/22/31	$ 1,336,600
Crown Castle, Inc.
300,000	4.150		07/01/50	230,343
Iron Mountain Information Management Services, Inc.(b)
9,503,000	5.000		07/15/32	8,846,628
MPT Operating Partnership LP/MPT Finance Corp.
3,000,000	5.000		10/15/27	2,684,910
2,680,000	3.500		03/15/31	1,798,307
110,000	8.500	(b)	02/15/32	111,766
SBA Communications Corp.
2,637,000	3.875		02/15/27	2,551,667
Starwood Property Trust, Inc.
1,350,000	4.750		03/15/25	1,348,839
2,125,000	6.500	(b)	07/01/30	2,145,294
Trust Fibra Uno
510,000	4.869		01/15/30	462,493
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
2,140,000	4.750		04/15/28	2,031,416
VICI Properties LP
2,480,000	4.750		02/15/28	2,463,111
XHR LP(b)
2,760,000	4.875		06/01/29	2,623,380

				31,193,058

Retailing(a) – 1.3%
Arko Corp.(b)
1,770,000	5.125		11/15/29	1,634,896
Asbury Automotive Group, Inc.(b)
1,462,000	4.625		11/15/29	1,390,844
809,000	5.000		02/15/32	756,925
AutoNation, Inc.
961,000	4.750		06/01/30	935,649
Beacon Roofing Supply, Inc.(b)
2,560,000	4.125		05/15/29	2,505,600
Cougar JV Subsidiary LLC(b)
3,392,000	8.000		05/15/32	3,550,135
Foundation Building Materials, Inc.(b)
2,540,000	6.000		03/01/29	2,272,614
Group 1 Automotive, Inc.(b)
500,000	6.375		01/15/30	508,855
GYP Holdings III Corp.(b)
1,852,000	4.625		05/01/29	1,764,252
InRetail Consumer
400,000	3.250		03/22/28	370,250
LCM Investments Holdings II LLC(b)
3,020,000	4.875		05/01/29	2,859,729
1,205,000	8.250		08/01/31	1,266,576
Lowe’s Cos., Inc.
2,062,000	3.750		04/01/32	1,889,307
4,400,000	5.000		04/15/33	4,324,760
Penske Automotive Group, Inc.
2,179,000	3.750		06/15/29	2,010,454

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
	$2,245,000	5.000%	06/01/31	$ 2,039,897
Vivo Energy Investments BV
	290,000	5.125	09/24/27	276,950
Yum! Brands, Inc.(b)
	3,064,000	4.750	01/15/30	2,942,390

				33,300,083

Semiconductors(a) – 0.3%
Broadcom, Inc.(b)
	2,069,000	3.469	04/15/34	1,787,968
	1,856,000	3.137	11/15/35	1,509,689
	3,319,000	3.187	11/15/36	2,658,220
NXP BV/NXP Funding LLC/NXP USA, Inc.
	982,000	3.400	05/01/30	906,298
	Qorvo, Inc.
	750,000	4.375	10/15/29	708,892

				7,571,067

Software(a) – 1.4%
AthenaHealth Group, Inc.(b)
	4,765,000	6.500	02/15/30	4,609,423
Castle U.S. Holding Corp.(b)
	4,104,000	9.500	02/15/28	1,897,279
Clarivate Science Holdings Corp.(b)
	3,509,000	3.875	07/01/28	3,302,495
	2,401,000	4.875	07/01/29	2,251,850
Cloud Software Group, Inc.(b)
	1,650,000	8.250	06/30/32	1,714,416
Elastic NV(b)
	1,835,000	4.125	07/15/29	1,715,138
Open Text Corp.(b)
	6,945,000	3.875	12/01/29	6,375,788
Oracle Corp.
	2,015,000	4.900	02/06/33	1,955,013
	1,405,000	3.600	04/01/50	972,597
ROBLOX Corp.(b)
	1,975,000	3.875	05/01/30	1,807,382
SS&C Technologies, Inc.(b)
	850,000	5.500	09/30/27	848,232
	3,680,000	6.500	06/01/32	3,737,408
TeamSystem SpA(b)
EUR	3,100,000	3.500	02/15/28	3,136,765
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
	$1,450,000	3.875	02/01/29	1,333,797

				35,657,583

Sovereign(a)(c) – 0.2%
CoBank ACB (3 mo. USD LIBOR + 4.660%)
	5,350,000	6.250	10/01/26	5,350,198

Telecommunication Services – 1.2%
Altice France SA(a)(b)
	4,695,000	5.500	10/15/29	3,748,488
AT&T, Inc.(a)
	2,900,000	2.750	06/01/31	2,535,238

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
$3,475,000	2.250%		02/01/32	$ 2,877,995
Axian Telecom(a)
250,000	7.375	(b)	02/16/27	248,750
200,000	7.375		02/16/27	199,000
CAS Capital No. 1 Ltd.(a)(c) (5 yr. CMT + 3.642%)
204,000	4.000		07/12/26	196,095
CommScope LLC(a)(b)
574,000	8.250		03/01/27	546,947
1,245,000	9.500		12/15/31	1,290,654
Hughes Satellite Systems Corp.
1,190,000	6.625		08/01/26	822,219
Iliad Holding SASU(a)(b)
1,400,000	7.000		04/15/32	1,420,538
Level 3 Financing, Inc.(a)(b)
1,506,000	10.500		05/15/30	1,653,212
MTN Mauritius Investments Ltd.
420,000	6.500		10/13/26	423,675
Nokia of America Corp.
3,000,000	6.450		03/15/29	2,943,570
Optics Bidco SpA(a)(b)
1,348,000	7.200		07/18/36	1,378,937
674,000	7.721		06/04/38	710,012
SoftBank Group Corp.(a)
260,000	5.125		09/19/27	254,714
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,374,653
Telecom Italia Capital SA
452,000	7.200		07/18/36	453,478
326,000	7.721		06/04/38	336,973
Telefonica Celular del Paraguay SA(a)
493,000	5.875		04/15/27	489,148
T-Mobile USA, Inc.(a)
4,381,000	3.875		04/15/30	4,142,761
1,896,000	4.500		04/15/50	1,554,720
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
900,000	8.250		10/01/31	931,887

				30,533,664

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,185,000	3.375		04/01/26	2,144,425

Transportation – 0.3%
Cargo Aircraft Management, Inc.(a)(b)
785,000	4.750		02/01/28	783,909
MV24 Capital BV
255,714	6.748	(b)	06/01/34	243,583
579,117	6.748		06/01/34	551,644
Rand Parent LLC(a)(b)
2,910,000	8.500		02/15/30	3,017,233
RXO, Inc. (a)(b)
1,745,000	7.500		11/15/27	1,793,703
Transnet SOC Ltd.(b)
860,000	8.250		02/06/28	875,317

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
XPO, Inc.(a)(b)
$1,370,000	7.125%	02/01/32	$ 1,415,621

			8,681,010

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500	05/01/28	2,169,761

TOTAL CORPORATE OBLIGATIONS (Cost $1,229,186,719)			$1,187,204,235

Shares	Description	Value

Common Stocks – 36.3%
Aerospace & Defense – 0.8%
75,872	General Electric Co.	$ 15,445,263
24,814	L3Harris Technologies, Inc.	5,260,816

		20,706,079

Banks – 3.5%
793,007	Banco Bilbao Vizcaya Argentaria SA ADR	8,992,699
405,126	Bank of America Corp.	18,757,334
133,863	JPMorgan Chase & Co.	35,781,580
203,454	Truist Financial Corp.	9,688,480
214,703	Wells Fargo & Co.	16,918,596

		90,138,689

Beverages – 0.7%
135,117	Coca-Cola Co.	8,577,227
123,976	Coca-Cola Europacific Partners PLC	9,738,315

		18,315,542

Biotechnology – 0.8%
56,641	AbbVie, Inc.	10,416,280
36,587	Amgen, Inc.	10,442,661

		20,858,941

Capital Markets – 1.3%
73,451	Blackstone, Inc.	13,008,906
84,825	KKR & Co., Inc.	14,171,713
345,895	Singapore Exchange Ltd. ADR	6,231,091

		33,411,710

Chemicals – 0.7%
38,056	Linde PLC	16,977,543

Commercial Services & Supplies – 0.3%
40,280	Republic Services, Inc.	8,735,524

Communications Equipment – 0.6%
218,273	Cisco Systems, Inc.	13,227,344
35,685	Intelsat SA(i)	1,147,130

		14,374,474

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – 0.1%
150,423	Vinci SA ADR	$ 4,050,891

Consumer Finance – 0.5%
41,948	American Express Co.	13,316,393

Consumer Staples Distribution & Retail – 1.5%
10,122	Costco Wholesale Corp.	9,918,345
245,338	Koninklijke Ahold Delhaize NV ADR	8,662,885
205,124	Walmart, Inc.	20,134,972

		38,716,202

Diversified Telecommunication Services – 0.6%
629,829	AT&T, Inc.	14,945,842

Electric Utilities – 1.3%
152,087	Iberdrola SA ADR	8,608,733
163,147	NextEra Energy, Inc.	11,674,799
178,847	Xcel Energy, Inc.	12,018,518

		32,302,050

Electrical Equipment – 0.9%
39,981	Eaton Corp. PLC	13,051,398
179,675	Schneider Electric SE ADR	9,068,197

		22,119,595

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	2,049,982

Financial Services – 0.4%
32,168	Visa, Inc. Class A	10,995,022

Food Products – 0.3%
82,560	Nestle SA ADR	7,015,949

Ground Transportation – 0.3%
133,840	Hertz Global Holdings, Inc.(i)	552,759
24,630	Norfolk Southern Corp.	6,288,039

		6,840,798

Health Care Equipment & Supplies – 0.8%
103,392	Abbott Laboratories	13,226,939
49,863	Hoya Corp. ADR	6,676,157

		19,903,096

Health Care Providers & Services – 1.0%
114,579	CVS Health Corp.	6,471,422
33,518	UnitedHealth Group, Inc.	18,183,180

		24,654,602

Health Care REITs – 0.2%
279,314	Healthpeak Properties, Inc.	5,770,627

Hotels, Restaurants & Leisure – 1.0%
39,503	Hilton Worldwide Holdings, Inc.	10,115,533
54,263	McDonald’s Corp.	15,665,728

		25,781,261

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.4%
60,312	Procter & Gamble Co.	$ 10,011,189

Industrial Conglomerates – 0.6%
66,882	Honeywell International, Inc.	14,962,841

Industrial REITs – 0.4%
81,730	Prologis, Inc.	9,746,302

Insurance – 1.6%
48,180	Allstate Corp.	9,266,460
41,631	Marsh & McLennan Cos., Inc.	9,028,931
52,107	Progressive Corp.	12,841,249
309,332	Zurich Insurance Group AG ADR	9,378,946

		40,515,586

Interactive Media & Services – 0.5%
68,047	Alphabet, Inc. Class A	13,882,949

IT Services – 0.4%
28,010	Accenture PLC Class A	10,782,449

Life Sciences Tools & Services – 0.5%
57,482	Danaher Corp.	12,803,541

Machinery – 0.6%
22,782	Caterpillar, Inc.	8,462,146
24,118	Illinois Tool Works, Inc.	6,250,421

		14,712,567

Media – 0.6%
36,581	Audacy Class A(i)	631,020
4,010	Audacy Capital Corp. Class B(i)	72,183
194,739	Bright Pattern Holdco(i)	195
635,140	iHeartMedia, Inc. Class A(i)	1,410,011
108,407	New York Times Co. Class A	5,886,500
79,607	Omnicom Group, Inc.	6,909,091

		14,909,000

Metals & Mining – 0.9%
232,895	Freeport-McMoRan, Inc.	8,349,286
227,873	Rio Tinto PLC ADR	13,765,808

		22,115,094

Multi-Utilities – 2.0%
131,009	Ameren Corp.	12,341,048
165,942	CMS Energy Corp.	10,952,172
191,157	Dominion Energy, Inc.	10,626,418
147,567	National Grid PLC ADR	9,060,614
89,320	Sempra	7,407,307

		50,387,559

Office REITs – 0.2%
59,404	BXP, Inc.	4,344,809

Oil, Gas & Consumable Fuels – 2.5%
173,093	BP PLC ADR	5,376,269
110,742	ConocoPhillips	10,944,632
60,045	EOG Resources, Inc.	7,553,060

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,642	Expand Energy Corp.	$ 268,427
153,872	Exxon Mobil Corp.	16,438,146
54,930	Phillips 66	6,474,599
236,662	Shell PLC ADR	15,584,193
44,333	Summit Midstream Corp.(i)	1,841,593

		64,480,919

Personal Products – 0.7%
410,768	Kenvue, Inc.	8,745,251
154,347	Unilever PLC ADR	8,856,431

		17,601,682

Pharmaceuticals – 2.0%
131,404	AstraZeneca PLC ADR	9,298,147
6,416	Eli Lilly & Co.	5,203,889
113,245	Johnson & Johnson	17,230,227
116,062	Merck & Co., Inc.	11,469,247
208,083	Roche Holding AG ADR	8,167,258

		51,368,768

Real Estate Management & Development(b) – 0.0%
122,732	Sunac Services Holdings Ltd.	24,665

Residential REITs – 0.3%
35,097	AvalonBay Communities, Inc.	7,774,336

Retail REITs – 0.2%
80,255	Regency Centers Corp.	5,765,519

Semiconductors & Semiconductor Equipment – 1.3%
7,479	KLA Corp.	5,521,297
78,959	Marvell Technology, Inc.	8,911,313
59,792	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,515,661
31,727	Texas Instruments, Inc.	5,857,122

		32,805,393

Software – 1.3%
22,669	Microsoft Corp.	9,408,995
71,240	Oracle Corp.	12,115,074
32,218	Salesforce, Inc.	11,008,891

		32,532,960

Specialized REITs – 0.2%
34,886	Digital Realty Trust, Inc.	5,716,420

Specialty Retail – 0.5%
53,884	Lowe’s Cos., Inc.	14,011,995

Technology Hardware, Storage & Peripherals – 0.3%
335,789	Hewlett Packard Enterprise Co.	7,115,369

Trading Companies & Distributors – 0.4%
127,627	Fastenal Co.	9,347,401

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.2%
41,232	American Water Works Co., Inc.	$ 5,139,156

TOTAL COMMON STOCKS (Cost $681,344,823)		$ 924,839,281

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – 6.4%
Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.750%)
$1,268,633	7.079	%(c)	10/31/30	$ 1,273,619
Dynasty Acquisition Co., Inc. (c)
(1 mo. USD Term SOFR + 0.000%)
1,412,667	6.562		10/31/31	1,417,484
(1 mo. USD Term SOFR + 2.250%)
537,333	6.562		10/31/31	539,165
Ovation Parent, Inc.
1,453,144	0.000	%(k)	01/30/32	1,459,953

				4,690,221

Auto Parts & Equipment – 0.4%
First Brands Group LLC (c)
(3 mo. USD Term SOFR + 8.500%)
2,900,000	13.052		03/30/28	2,733,250
(3 mo. USD Term SOFR + 5.000%)
3,919,871	9.552	(c)	03/30/27	3,842,331
Garrett LX I SARL(k)
2,709,000	0.000		04/30/28	2,707,321

				9,282,902

Building Materials(c) – 0.3%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
4,292,250	7.662		11/03/28	4,312,123
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
2,165,691	8.086		12/22/28	2,179,010
(3 mo. USD Term SOFR + 6.750%)
625,000	11.340		12/21/29	630,081

				7,121,214

Chemicals – 0.3%
Illuminate Buyer LLC(k)
4,538,625	0.000		12/31/29	4,562,725
Nouryon Finance BV(c) (3 mo. USD Term SOFR + 3.500%)
4,504,242	7.553		04/03/28	4,536,628

				9,099,353

Commercial Services – 1.1%
Albion Financing 3 SARL(k)
2,947,688	0.000		08/16/29	2,964,283
Ankura Consulting Group LLC(c) (1 mo. USD Term SOFR + 3.500%)
4,925,000	7.812		12/29/31	4,937,312

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Commercial Services – (continued)
Anticimex International AB(c)
(3 mo. USD Term SOFR + 3.400%)
$2,899,069	7.970%	11/16/28	$ 2,920,812
(3 mo. USD Term SOFR + 3.150%)
1,943,131	7.720	11/16/28	1,954,926
Fugue Finance BV(k)
4,625,000	0.000	12/05/31	4,688,594
Teneo Holdings LLC(c) (1 mo. USD Term SOFR + 4.750%)
3,266,771	9.062	03/13/31	3,293,984
TruGreen LP(c) (3 mo. USD Term SOFR + 8.500%)
1,750,000	13.052	11/02/28	1,544,375
Veritiv Corp.(k)
4,638,346	0.000	11/30/30	4,640,851

			26,945,137

Computers(c) – 0.2%
McAfee LLC (1 mo. USD Term SOFR + 3.000%)
3,950,000	7.309	03/01/29	3,958,888
Virtusa Corp. (1 mo. USD Term SOFR + 3.250%)
1,864,925	7.562	02/15/29	1,877,756

			5,836,644

Diversified Financial Services – 0.2%
Fiserv Investment Solutions, Inc.(c) (3 mo. USD Term SOFR + 4.000%)
620,750	8.521	02/18/27	610,663
FNZ Group Services Ltd.(c) (3 mo. USD Term SOFR + 0.000%)
3,275,000	9.291	11/05/31	3,170,626
Gen II Fund Services LLC(d)(k)
2,300,000	0.000	11/26/31	2,305,750

			6,087,039

Electric(c) – 0.2%
Kohler Energy Co. LLC (1 mo. USD Term SOFR + 0.000%)
4,292,792	8.062	05/01/31	4,296,011

Electronics(c) – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC (1 mo. USD Term SOFR + 0.000%)
3,250,000	8.559	12/02/31	3,248,635

Engineering & Construction – 0.4%
AAL Delaware Holdco, Inc.(k)
4,538,625	0.000	07/30/31	4,562,725
Brown Group Holding LLC (c)
(1 mo. USD Term SOFR + 2.500%)
962,551	6.812	07/01/31	965,140
(1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%)
1,179,082	6.791–7.014	07/01/31	1,182,113
Construction Partners, Inc.(c) (1 mo. USD Term SOFR + 2.500%)
600,000	6.810	11/03/31	600,498
Energize HoldCo LLC(k)
3,376,069	0.000	12/08/28	3,387,041

			10,697,517

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Entertainment(c) – 0.2%
Cinemark USA, Inc. (1 mo. USD Term SOFR + 3.250%) – (3 mo. USD Term SOFR + 3.250%)
	$2,898,633	7.062–7.079%	05/24/30	$ 2,920,373
Crown Finance U.S., Inc. (1 mo. USD Term SOFR + 5.250%)
	2,625,000	9.559	12/02/31	2,619,172

				5,539,545

Health Care Services(c) – 0.1%
LifePoint Health, Inc. (3 mo. USD Term SOFR + 4.750%)
	2,786,915	8.052	05/17/31	2,775,071

Insurance(c) – 0.3%
Asurion LLC(1 mo. USD Term SOFR + 3.250%)
	2,657,313	7.676	12/23/26	2,655,480
Truist Insurance Holdings LLC (3 mo. USD Term SOFR + 2.750%)
	4,650,000	7.079	05/06/31	4,655,812

				7,311,292

Internet(c) – 0.2%
Diamond Sports Group LLC (3 mo. USD Term SOFR + 14.000%)
	82,138	21.500	01/02/28	73,924
Plano HoldCo, Inc. (3 mo. USD Term SOFR + 3.500%)
	3,100,000	7.829	10/02/31	3,119,375
Syndigo LLC (3 mo. USD Term SOFR + 4.500%)
	1,997,188	9.276	12/15/27	1,999,684

				5,192,983

Leisure Time(k) – 0.1%
Arcis Golf LLC
	1,974,679	0.000	11/24/28	1,985,796

Machinery-Diversified – 0.3%
Clark Equipment Co.(c) (3 mo. USD Term SOFR + 2.000%)
	299,444	6.329	04/20/29	300,267
Engineered Machinery Holdings, Inc.(c)
(3 mo. USD Term SOFR + 3.750%)
	1,814,990	8.340	05/19/28	1,824,882
EUR	846,562	6.433	05/21/28	882,247
TK Elevator U.S. Newco, Inc.(c) (6 mo. USD Term SOFR + 3.500%)
	$4,572,354	7.737	04/30/30	4,604,269

				7,611,665

Media – 0.1%
Audacy Capital Corp.(c)
(1 mo. USD Term SOFR + 6.114%)
	1,074,512	10.426	10/01/29	967,061
	119,349	11.426	10/02/28	119,946
Cumulus Media New Holdings, Inc.(c) (3 mo. USD Term SOFR + 5.000%)
	572,401	9.302	05/02/29	226,098
DirecTV Financing LLC(c) (3 mo. USD Term SOFR + 5.000%)
	923,564	9.552	08/02/27	924,256

				2,237,361

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Metal Fabricate & Hardware(c) – 0.1%
Grinding Media, Inc. (3 mo. USD Term SOFR + 4.000%)
	$2,588,263	8.021%	10/12/28	$ 2,596,364

Office & Business Equipment(k) – 0.1%
Pitney Bowes, Inc.
	3,350,000	0.000	01/31/32	3,341,625

Packaging(c) – 0.1%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
	1,843,000	9.412	10/29/28	1,721,823

Pipelines(c) – 0.7%
AL GCX Holdings LLC (1 mo. USD Term SOFR + 2.750%)
	5,926,223	6.308	05/17/29	5,929,186
CQP Holdco LP (3 mo. USD Term SOFR + 2.250%)
	2,955,147	6.329	12/31/30	2,959,846
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
	4,129,250	10.044	06/29/29	4,136,682
NGP XI Midstream Holdings LLC (3 mo. USD Term SOFR + 3.500%)
	2,425,000	7.829	07/25/31	2,446,219
Prairie ECI Acquiror LP (1 mo. USD Term SOFR + 4.250%)
	3,316,687	8.562	08/01/29	3,345,012

				18,816,945

Software(c) – 0.6%
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.000%)
	2,346,838	7.312	02/15/29	2,347,566
ConnectWise LLC(k)
	4,613,111	0.000	09/29/28	4,645,402
Drake Software LLC (1 mo. USD Term SOFR + 4.250%)
	2,194,500	8.562	06/26/31	2,043,628
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.750%)
	3,301,900	6.561	01/18/29	3,306,556
iSolved, Inc. (1 mo. USD Term SOFR + 3.250%)
	1,217,017	7.562	10/15/30	1,227,666
UKG, Inc. (3 mo. USD Term SOFR + 3.000%)
	1,213,748	7.300	02/10/31	1,220,484

				14,791,302

Telecommunications(c) – 0.1%
Level 3 Financing, Inc. (1 mo. USD Term SOFR + 3.000%)
	1,568,485	10.872	04/15/29	1,588,091

TOTAL BANK LOANS (Cost $164,453,520)				$ 162,814,536

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Angola Government International Bonds
	$570,000	9.125%	11/26/49	$ 459,323
Bahrain Government International Bonds
	540,000	5.625	05/18/34	495,477
Benin Government International Bonds
EUR	131,000	4.875	01/19/32	124,348
	$220,000	7.960	02/13/38	208,175

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Ecuador Government International Bonds
$57,283	0.000	%(b)(l)	07/31/30	$ 36,288
428,344	5.500	(f)	07/31/35	280,030
Egypt Government International Bonds
880,000	8.875		05/29/50	723,791
El Salvador Government International Bonds(a)
720,000	7.125		01/20/50	611,100
Guatemala Government Bonds(a)
766,000	6.125		06/01/50	680,074
Hungary Government International Bonds
730,000	3.125		09/21/51	434,781
Ivory Coast Government International Bonds(b)
450,000	6.375		03/03/28	449,024
Mexico Government International Bonds(a)
200,000	5.400		02/09/28	199,250
National Bank of Uzbekistan
200,000	4.850		10/21/25	197,150
Nigeria Government International Bonds
400,000	7.625		11/28/47	311,500
320,000	8.250		09/28/51	260,301
Oman Government International Bonds
280,000	5.625		01/17/28	281,400
200,000	6.250	(b)	01/25/31	206,392
980,000	6.500		03/08/47	968,887
Pakistan Government International Bonds
540,000	8.875		04/08/51	436,118
Panama Government International Bonds
930,000	4.300		04/29/53	562,538
Paraguay Government International Bonds(a)
820,000	5.400		03/30/50	694,696
Republic of South Africa Government International Bonds
710,000	5.000		10/12/46	489,900
Romania Government International Bonds
1,030,000	4.000		02/14/51	647,484
Turkiye Government International Bonds
300,000	9.875		01/15/28	331,125
260,000	6.125		10/24/28	259,106
Ukraine Government International Bonds(b)(f)
63,457	1.750		02/01/29	44,610
5,777	0.000		02/01/30	3,255
42,304	1.750		02/01/34	23,838
21,588	3.000		02/01/34	9,315
18,243	0.000		02/01/35	11,274
15,203	0.000		02/01/36	9,374

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,026,860)				$ 10,449,924

Shares	Dividend Rate	Value

Preferred Stocks – 0.4%
Capital Markets(c) – 0.2%
Morgan Stanley
183,597	6.375%	$ 4,611,957

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500%	$ 746,511

Insurance(c) – 0.2%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	7.975	3,452,376

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 8,810,844

Units	Expiration Date	Value

Warrants(i) – 0.0%
Aspect Software, Inc.
194,739	12/31/99	$ 195
Cineworld Group PLC
27,900	12/31/99	696,328
Expand Energy Corp.
287	02/09/26	24,208
Noble Corp. PLC
5,288	02/04/28	81,964

TOTAL WARRANTS (Cost $722,159)		$ 802,695

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(c) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$100,797	4.805%	07/25/47	$ 90,218

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			90,218

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $39,059)			$ 90,218

Shares	Description	Value

Exchange Traded Funds – 3.8%
1,805,470	Goldman Sachs Nasdaq-100 Core Premium Income ETF	$ 89,840,187
43,398	iShares U.S. Technology ETF	6,929,359

TOTAL EXCHANGE TRADED FUNDS (Cost $92,363,297)		$ 96,769,546

Shares	Dividend Rate	Value

Investment Companies(m) – 5.4%
Goldman Sachs Financial Square Government Fund — Class R6
33,364,586	4.308%	$ 33,364,586
Goldman Sachs Financial Square Government Fund — Institutional Shares
64,316,335	4.308	64,316,335
Goldman Sachs MLP Energy Infrastructure Fund
965,174	1.514	39,765,171

TOTAL INVESTMENT COMPANIES (Cost $115,115,516)		$ 137,446,092

Securities Lending Reinvestment Vehicle(m) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
577,500	4.308%	$ 577,500
(Cost $577,500)

TOTAL INVESTMENTS – 99.3% (Cost $2,302,610,440)		$2,529,804,871

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		16,889,919

NET ASSETS – 100.0%		$2,546,694,790

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2025.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2025.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2025.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $218,075, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2025.

(h)	Pay-in-kind securities.

(i)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,952,621	EUR	1,867,252	04/09/25	$9,082

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	136,577	USD	142,238	04/09/25	$(82)
	JPY	802,000,000	USD	5,398,718	03/19/25	(199,440)
	USD	22,543,488	EUR	21,851,029	04/09/25	(200,268)

TOTAL						$(399,790)

FUTURES CONTRACTS — At January 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	136	03/27/25	$15,643,464	$(193,025)
10 Year U.S. Treasury Notes	475	03/20/25	1,088,438	(736,456)
2 Year U.S. Treasury Notes	6	03/31/25	1,233,750	491
20 Year U.S. Treasury Bonds	331	03/20/25	3,075,469	(967,142)
5 Year U.S. Treasury Notes	426	03/31/25	45,322,406	(440,058)
Dow Jones U.S. Real Estate Index	164	03/21/25	5,977,800	(199,188)
E-mini Financial Select Sector	83	03/21/25	13,226,257	797,261
French 10 Year Government Bonds	205	03/06/25	26,238,864	(603,241)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
S&P 500 E-Mini Index	174	03/21/25	$52,785,075	$(540,782)
TOPIX Index	52	03/13/25	9,357,620	188,709
Ultra 10-Year U.S. Treasury Notes	4	03/20/25	445,500	(6,946)
Ultra Long U.S. Treasury Bonds	729	03/20/25	3,317,125	(2,985,900)

Total				$(5,686,277)

Short position contracts:
10 Year German Euro-Bund	(205)	03/06/25	(24,470,781)	946,624
10 Year U.S. Treasury Notes	(333)	03/20/25	(36,244,969)	163,164
5 Year German Euro-Bobl	(44)	03/06/25	(5,360,165)	92,357
5 Year U.S. Treasury Notes	(977)	03/31/25	(744,734)	600,622
E-mini Consumer Staples Select Sector	(159)	03/21/25	(12,742,260)	(385,885)
Ultra 10-Year U.S. Treasury Notes	(85)	03/20/25	(9,466,875)	159,208
Ultra Long U.S. Treasury Bonds	(95)	03/20/25	(11,254,531)	706,368

Total				$2,282,458

TOTAL FUTURES CONTRACTS				$(3,403,819)

SWAP CONTRACTS — At January 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.250%(b)	12M SOFR(b)	03/19/26		$3,750	$31,335	$33,750	$(2,415)
3.000(c)	12M SOFR(c)	03/19/27		5,090	99,144	94,900	4,244
12M SOFR(c)	3.000%(c)	03/19/28		17,930	(508,099)	(489,483)	(18,616)
2.750(c)	6M EURO(d)	03/19/28	EUR	160	(2,496)	(3,136)	640
12M SOFR(c)	3.000(c)	03/19/30		$143,210	(6,578,781)	(5,853,317)	(725,464)
2.750(c)	6M EURO(d)	03/19/30	EUR	410	(9,333)	(14,298)	4,965
3.250(c)	12M SOFR(c)	03/19/32		$20,220	976,478	795,972	180,506
2.750(c)	6M EURO(d)	03/19/32	EUR	210	(5,871)	(8,309)	2,438
12M SOFR(c)	3.250(c)	03/19/35		$166,490	(11,287,056)	(8,593,775)	(2,693,281)
12M SOFR(c)	3.250(c)	03/19/45		1,220	(145,546)	(139,758)	(5,788)
12M SOFR(c)	3.250(c)	03/19/55		12,040	(1,508,195)	(1,165,036)	(343,159)

TOTAL					$(18,938,420)	$(15,342,490)	$(3,595,930)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At January 31, 2025, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Calls
SPX Index MS & Co. Int. PLC		$6,528.885	12/31/2025	(2,110)	$(1,377,594,735)	$(399,131)	$(334,505)	$(64,626)

Currency Abbreviations:
EUR	— Euro
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MTN	— Medium Term Note
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Banks – 0.8%
1,790	First Citizens BancShares, Inc. Class A	$ 3,946,395

Beverages – 0.8%
20,095	Constellation Brands, Inc. Class A	3,633,176

Biotechnology – 2.4%
31,180	AbbVie, Inc.	5,734,002
19,615	Amgen, Inc.	5,598,513

		11,332,515

Broadline Retail – 0.5%
5,025	Dillard’s, Inc. Class A	2,352,253

Building Products – 2.1%
39,100	A.O. Smith Corp.	2,631,430
5,945	Lennox International, Inc.	3,521,937
45,215	Masco Corp.	3,584,645

		9,738,012

Capital Markets – 4.8%
65,752	Charles Schwab Corp.	5,439,005
9,667	Evercore, Inc. Class A	2,815,707
7,141	FactSet Research Systems, Inc.	3,387,762
10,480	MarketAxess Holdings, Inc.	2,312,202
9,875	Moody’s Corp.	4,931,970
32,543	T. Rowe Price Group, Inc.	3,804,928

		22,691,574

Chemicals – 1.0%
13,774	Sherwin-Williams Co.	4,933,296

Commercial Services & Supplies – 0.8%
80,026	Rollins, Inc.	3,961,287

Communications Equipment – 1.3%
13,553	Motorola Solutions, Inc.	6,359,745

Consumer Finance – 2.1%
17,075	American Express Co.	5,420,459
23,176	Discover Financial Services	4,660,462

		10,080,921

Consumer Staples Distribution & Retail – 1.9%
5,358	Costco Wholesale Corp.	5,250,197
64,682	Kroger Co.	3,986,999

		9,237,196

Diversified Telecommunication Services – 0.7%
42,560	Cogent Communications Holdings, Inc.	3,206,470

Electric Utilities – 2.2%
143,132	NextEra Energy, Inc.	10,242,526

Electronic Equipment, Instruments & Components – 5.2%
92,199	Amphenol Corp. Class A	6,525,845
13,355	Badger Meter, Inc.	2,856,768
27,940	CDW Corp.	5,563,972
76,335	Cognex Corp.	3,045,767
11,606	Littelfuse, Inc.	2,766,406

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
29,295	TD SYNNEX Corp.	$ 4,174,830

		24,933,588

Energy Equipment & Services – 0.6%
30,488	Archrock, Inc.	856,408
29,740	Atlas Energy Solutions, Inc.	682,830
7,397	Kodiak Gas Services, Inc.	346,032
37,852	USA Compression Partners LP	1,008,756

		2,894,026

Financial Services – 2.4%
10,357	Mastercard, Inc. Class A	5,752,589
17,163	Visa, Inc. Class A	5,866,313

		11,618,902

Food Products – 1.6%
23,513	Hershey Co.	3,509,315
74,170	Mondelez International, Inc. Class A	4,301,119

		7,810,434

Gas Utilities – 0.2%
46,167	Suburban Propane Partners LP	975,509

Ground Transportation – 0.4%
12,245	Landstar System, Inc.	2,016,262

Health Care Providers & Services – 2.1%
1	CVS Health Corp.	57
14,774	Humana, Inc.	4,332,180
10,419	UnitedHealth Group, Inc.	5,652,203

		9,984,440

Hotels, Restaurants & Leisure – 2.1%
7,255	Domino’s Pizza, Inc.	3,258,365
28,780	Papa John’s International, Inc.	1,138,825
50,996	Starbucks Corp.	5,491,249

		9,888,439

Household Durables – 0.3%
26,080	La-Z-Boy, Inc.	1,230,976

Insurance – 2.1%
20,395	American Financial Group, Inc.	2,785,141
22,125	Marsh & McLennan Cos., Inc.	4,798,470
8,915	Primerica, Inc.	2,586,866

		10,170,477

IT Services – 2.5%
20,665	Accenture PLC Class A	7,954,992
42,255	Amdocs Ltd.	3,726,468

		11,681,460

Life Sciences Tools & Services – 2.3%
22,359	Danaher Corp.	4,980,244
9,843	Thermo Fisher Scientific, Inc.	5,883,653

		10,863,897

Machinery – 1.7%
37,338	Graco, Inc.	3,142,739

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
30,371	Toro Co.	$ 2,528,993
11,075	Watts Water Technologies, Inc. Class A	2,290,089

		7,961,821

Media – 5.2%
291,834	Comcast Corp. Class A	9,823,132
207,450	Interpublic Group of Cos., Inc.	5,947,592
99,233	New York Times Co. Class A	5,388,352
24,670	Nexstar Media Group, Inc.	3,779,937

		24,939,013

Metals & Mining – 0.7%
11,315	Reliance, Inc.	3,275,693

Oil, Gas & Consumable Fuels – 13.9%
34,577	BKV Corp.*	847,136
23,216	Cheniere Energy Partners LP	1,424,534
10,463	Cheniere Energy, Inc.	2,340,050
14,269	Delek Logistics Partners LP	618,846
13,032	DT Midstream, Inc.	1,317,275
479,939	Energy Transfer LP	9,829,151
252,517	Enterprise Products Partners LP	8,244,680
97,342	Genesis Energy LP	1,024,038
16,695	Global Partners LP	904,535
100,805	Hess Midstream LP Class A	4,083,611
23,426	Kinetik Holdings, Inc.	1,509,337
181,000	MPLX LP	9,413,810
13,794	ONEOK, Inc.	1,340,346
335,242	Plains All American Pipeline LP	6,637,792
128,938	Sunoco LP	7,263,077
13,818	Targa Resources Corp.	2,719,382
131,100	Western Midstream Partners LP	5,394,765
24,255	Williams Cos., Inc.	1,344,455

		66,256,820

Personal Products – 0.3%
11,115	Interparfums, Inc.	1,567,437

Pharmaceuticals – 2.2%
7,146	Eli Lilly & Co.	5,795,978
28,065	Zoetis, Inc.	4,796,308

		10,592,286

Professional Services – 0.5%
33,865	Robert Half, Inc.	2,194,113

Residential REITs – 0.4%
32,182	Equity LifeStyle Properties, Inc.	2,106,312

Semiconductors & Semiconductor Equipment – 9.8%
40,284	Applied Materials, Inc.	7,265,219
9,441	KLA Corp.	6,969,724
87,982	Lam Research Corp.	7,130,941
8,935	Monolithic Power Systems, Inc.	5,694,901
56,649	NVIDIA Corp.	6,801,845
31,537	Power Integrations, Inc.	1,965,386
46,448	Skyworks Solutions, Inc.	4,122,725

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
37,034	Texas Instruments, Inc.	$ 6,836,847

		46,787,588

Software – 6.9%
40,320	Dolby Laboratories, Inc. Class A	3,375,994
11,451	Intuit, Inc.	6,887,891
18,023	Microsoft Corp.	7,480,626
47,775	Oracle Corp.	8,124,617
11,642	Roper Technologies, Inc.	6,701,717

		32,570,845

Specialized REITs – 1.4%
18,794	American Tower Corp.	3,475,950
19,214	Extra Space Storage, Inc.	2,958,956

		6,434,906

Specialty Retail – 5.7%
39,549	Best Buy Co., Inc.	3,395,677
13,481	Home Depot, Inc.	5,553,902
19,840	Lowe’s Cos., Inc.	5,159,194
40,605	TJX Cos., Inc.	5,067,098
69,870	Tractor Supply Co.	3,798,133
18,506	Williams-Sonoma, Inc.	3,911,613

		26,885,617

Technology Hardware, Storage & Peripherals – 2.2%
164,073	HP, Inc.	5,332,373
43,504	NetApp, Inc.	5,311,838

		10,644,211

Textiles, Apparel & Luxury Goods – 1.5%
21,960	Carter’s, Inc.	1,184,083
65,460	NIKE, Inc. Class B	5,033,874
12,950	Oxford Industries, Inc.	1,085,987

		7,303,944

Trading Companies & Distributors – 1.7%
58,138	Fastenal Co.	4,258,027
7,457	Watsco, Inc.	3,568,846

		7,826,873

TOTAL COMMON STOCKS (Cost $320,581,464)		$463,131,255

Shares	Dividend Rate	Value

Investment Companies(a) – 2.5%
Goldman Sachs Financial Square Government Fund — Class R6
11,359,586	4.308%	$ 11,359,586

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – (continued)
Goldman Sachs Financial Square Government Fund — Institutional Shares
330,481	4.308%	$ 330,481

TOTAL INVESTMENT COMPANIES (Cost $11,690,067)		$ 11,690,067

TOTAL INVESTMENTS – 99.8% (Cost $ 332,271,531)		$474,821,322

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,164,182

NET ASSETS – 100.0%		$475,985,504

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	45	03/21/25	$13,651,313	$(79,796)

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2025:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,187,204,235	$—
Bank Loans	—	160,508,786	2,305,750
Sovereign Debt Obligations	—	10,449,924	—
Mortgage-Backed Obligations	—	90,218	—
Common Stock and/or Other Equity Investments(a)
Asia	25,422,909	—	—
Europe	160,059,040	1,147,130	—
North America	737,482,139	655,685	72,378
Preferred Stocks	—	8,810,844	—
Warrants	—	802,500	195
Exchange Traded Funds	96,769,546	—	—
Investment Companies	137,446,092	—	—

Total	$1,157,179,726	$1,369,669,322	$2,378,323

Liabilities
Securities Lending Reinvestment Vehicle	$577,500	$—	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$9,082	$—
Futures Contracts	3,654,804	—	—
Interest Rate Swap Contracts	—	192,793	—

Total	$3,654,804	$201,875	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(399,790)	$—
Futures Contracts(b)	(7,058,623)	—	—
Interest Rate Swap Contracts(b)	—	(3,788,723)	—
Written Option Contracts	—	(399,131)	—

Total	$(7,058,623)	$(4,587,644)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$847,136	$—	$—
Europe	7,954,992	—	—
North America	454,329,127	—	—
Investment Companies	11,690,067	—	—

Total	$474,821,322	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(79,796)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies, and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.